LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of anti-dilutive securities [Table Text Block]
	June 30, 2026	June 30, 2025
Warrants	2,623,920	18,199,074
Options	1,295,000	-
Restricted Share Units	250,001	-
	4,168,921	18,199,074

	2025	2024
Warrants	6,346,420	18,174,574
Options	2,415,000	-
Restricted Share Units	2,170,750	-
	10,932,170	18,174,574